CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Additional information (Details) - Energy and Gas concession arrangement [member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [line items]
Borrowing costs capitalised	$ 39,433	$ 31,672	$ 26,134
Capitalized interest rate	9.84%	12.17%	8.98%